Share Capital and Share Premium - Schedule of Share Capital and Share Premium (Parentheticals) (Details) - $ / shares		Sep. 30, 2025	Mar. 31, 2025
Authorized Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Authorized Class B Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Ordinary shares, par value (in Dollars per share)	[1]	0.001	0.001
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Ordinary shares, par value (in Dollars per share)	[1]	0.001	0.001
Class B Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001

[1]	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.